CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating activities:
Net income	$ 1,630	$ 2,263
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,315	737
Net change in working capital items	130	(7)
Deferred Income Taxes Net And Uncertain Tax Positions	(503)	(222)
Impairment of long lived assets	576	30
Stock-based compensation	61	69
Other non-cash items	(38)	61
Gain from sale of long lived assets and investments	(12)	(215)
Long-term receivables	(164)	(10)
Net cash provided by operating activities	2,995	2,706
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(1,360)
Purchase of property, plant and equipment	(777)	(736)
Purchase of investments and other assets	(73)	(142)
Proceeds From Sales of Long Lived Assets And Investments	200	175
Other investing activities	(75)	(47)
Net cash used in investing activities	(725)	(2,110)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs	1,798	748
Purchase of treasury shares	(667)	(749)
Net change in short-term credit	(2,514)	905
Dividends paid	(641)	(610)
Proceeds from exercise of options by employees	24	55
Proceeds From Long Term Loans And Other Long Term Liabilities	1,240	1
Redemption of convertible debentures	0	(814)
Repayment of loans and other long term liabilities	(1,184)	(220)
Other financing activities	0	3
Purchase of Non-controlling Interest	0	(75)
Net cash used in financing activities	(1,944)	(756)
Translation adjustment on cash and cash equivalents	10	(3)
Net change in cash and cash equivalents	336	(163)
Balance of cash and cash equivalents at beginning of period	1,096	1,248
Balance of cash and cash equivalents at end of period	$ 1,432	$ 1,085